John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio Shareholder Fees - John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio - N/A	May 31, 2025
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%